UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-21901

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

(Exact name of registrant as specified in charter)

2500 Westchester Avenue, Suite 215, Purchase, New York 10577

(Address of principal executive offices) (Zip code)

Alpine Woods Capital Investors, LLC

2500 Westchester Avenue, Suite 215

Purchase, New York 10577

(Name and address of agent for service)

Copies of information to:

Rose F. DiMartino, Esq.	Sarah E. Cogan, Esq.
Willkie Farr & Gallagher LLP	Simpson Thacher & Bartlett LLP
787 Seventh Avenue	425 Lexington Ave
New York, NY 10019-6099	New York, NY 10174

Registrant’s telephone number, including area code: 914-251-0880

Date of fiscal year end: October 31, 2016

Date of reporting period: January 31, 2016

Item 1. Schedule of Investments.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
January 31, 2016 (Unaudited)

Shares	Security Description	Value

Common Stocks-99.0%

Aerospace & Defense-1.0%
15,000	B/E Aerospace, Inc.	$606,750
4,500	Raytheon Co.	577,080
		1,183,830

Air Freight & Logistics-0.7%
6,500	FedEx Corp. (a)	863,720

Airlines-0.9%
28,400	Japan Airlines Co., Ltd.	1,065,947

Auto Components-1.2%
8,100	Delphi Automotive PLC	526,014
251,000	GKN PLC	1,004,290
		1,530,304

Automobiles-0.9%
90,000	Ford Motor Co.	1,074,600

Banks-4.5%
71,771	Banco Bilbao Vizcaya Argentaria SA	461,959
85,100	Bangkok Bank PCL-NVDR	365,252
51,000	Citizens Financial Group, Inc.	1,083,750
28,200	Hana Financial Group, Inc.	507,480
76,000	Mitsubishi UFJ Financial Group, Inc.	389,720
149,000	Regions Financial Corp. (a)	1,209,880
47,500	Standard Chartered PLC	320,435
9,600	Sumitomo Mitsui Financial Group, Inc.	322,067
17,900	Wells Fargo & Co. (a)	899,117
		5,559,660

Beverages-1.5%
14,700	Anheuser-Busch InBev NV-SP ADR (a)	1,849,848

Biotechnology-0.5%
6,700	Gilead Sciences, Inc.	556,100

Capital Markets-4.3%
15,000	Amundi SA (b)(c)	624,550
53,000	Daiwa Securities Group, Inc.	331,192
101,300	Fortress Investment Group LLC-Class A	427,486
20,500	HFF, Inc.-Class A (b)	585,685
13,500	Lazard, Ltd.-Class A	485,865
56,336	Mediobanca SpA	451,499
56,744	Och-Ziff Capital Management Group LLC-Class A (a)	292,799
62,000	OM Asset Management PLC	701,220
21,600	Schroders PLC	843,939
10,000	State Street Corp.	557,300
		5,301,535

Chemicals-2.4%
55,500	Clariant AG (b)	906,283
31,166	Johnson Matthey PLC	1,102,482
14,000	Symrise AG	907,889
		2,916,654

Commercial Services & Supplies-0.6%
19,900	ISS A/S	703,529

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
January 31, 2016 (Unaudited)

Communications Equipment-3.9%
47,500	Cisco Systems, Inc. (a)	1,130,025
14,000	Ei Towers SpA	814,599
16,800	Harris Corp.	1,461,096
183,000	Nokia OYJ	1,318,234
		4,723,954

Construction & Engineering-2.6%
575,500	China Railway Construction Corp., Ltd.-Class H	579,459
56,000	Ferrovial SA	1,227,118
20,900	Vinci SA	1,415,917
		3,222,494

Consumer Finance-1.0%
26,000	Discover Financial Services	1,190,540

Diversified Financial Services-2.4%
78,000	Bank of America Corp.	1,102,920
113,789	Cerved Information Solutions SpA	940,433
19,500	Citigroup, Inc. (a)	830,310
		2,873,663

Diversified Telecommunication Services-1.3%
46,000	BT Group PLC-SP ADR	1,603,560

Electric Utilities-1.1%
12,500	NextEra Energy, Inc.	1,396,375

Electronic Equipment, Instruments & Components-1.0%
21,000	TE Connectivity, Ltd. (a)	1,200,360

Food & Staples Retailing-1.6%
20,000	CVS Health Corp.	1,931,800

Food Products-3.0%
33,200	Mondelez International, Inc.-Class A (a)	1,430,920
17,000	Nestle SA	1,252,430
35,000	Nomad Foods, Ltd. (b)	306,250
8,500	The Kraft Heinz Co.	663,510
		3,653,110

Health Care Equipment & Supplies-2.3%
19,800	Medtronic PLC	1,503,216
13,000	Zimmer Biomet Holdings, Inc.	1,290,380
		2,793,596

Health Care Providers & Services-4.5%
75,000	Al Noor Hospitals Group PLC	1,243,690
10,000	HCA Holdings, Inc. (a)(b)	695,800
5,200	Humana, Inc. (a)	846,508
8,300	McKesson Corp. (a)	1,336,134
6,300	UnitedHealth Group, Inc.	725,508
5,700	Universal Health Services, Inc.-Class B	642,048
		5,489,688

Hotels, Restaurants & Leisure-3.1%
18,000	Aramark	575,100
21,500	Carnival Corp.	1,034,795
8,000	Darden Restaurants, Inc.	504,480
7,500	McDonald’s Corp.	928,350
9,000	Royal Caribbean Cruises, Ltd.	737,640
		3,780,365

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
January 31, 2016 (Unaudited)

Household Durables-1.2%
16,305	CalAtlantic Group, Inc.	529,749
22,500	Lennar Corp.-Class A	948,375
		1,478,124

Household Products-1.7%
15,600	Energizer Holdings, Inc.	499,824
51,365	Svenska Cellulosa AB SCA-B Shares	1,522,338
		2,022,162

Independent Power and Renewables-1.8%
29,220	Abengoa Yield PLC	495,279
77,000	NRG Yield, Inc.-Class A	954,800
37,000	Pattern Energy Group, Inc.	701,150
		2,151,229

Industrial Conglomerates-1.5%
46,000	CK Hutchison Holdings, Ltd.	575,651
13,000	Siemens AG	1,246,046
		1,821,697

Insurance-1.3%
6,300	Allianz SE	1,019,569
10,000	Endurance Specialty Holdings, Ltd.	619,300
		1,638,869

IT Services-0.9%
9,900	Accenture PLC-Class A (a)	1,044,846

Life Sciences Tools & Services-1.2%
11,000	Thermo Fisher Scientific, Inc. (a)	1,452,660

Machinery-1.7%
237,650	CRRC Corp., Ltd.-Class H	222,409
43,750	Melrose Industries PLC	186,523
10,500	Snap-on, Inc. (a)	1,696,380
		2,105,312

Media-4.1%
19,100	CBS Corp.-Class B	907,250
12,000	Comcast Corp.-Class A (a)	668,520
315,000	ITV PLC	1,204,204
6,500	The Walt Disney Co. (a)	622,830
122,000	UBM PLC	912,657
32,600	WPP PLC	708,968
		5,024,429

Multi-Utilities-1.1%
35,400	CMS Energy Corp. (a)	1,376,352

Multiline Retail-1.7%
27,000	Dollar General Corp.	2,026,620

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
January 31, 2016 (Unaudited)

Oil, Gas & Consumable Fuels-5.3%
41,000	BP PLC-SP ADR	1,327,170
6,300	Chevron Corp.	544,761
25,000	Enbridge, Inc. (a)	865,000
14,500	EOG Resources, Inc.	1,029,790
8,500	Exxon Mobil Corp.	661,725
18,000	Kinder Morgan, Inc.	296,100
19,500	Marathon Petroleum Corp.	814,905
9,000	Occidental Petroleum Corp. (a)	619,470
15,000	The Williams Cos., Inc.	289,500
		6,448,421

Personal Products-0.5%
15,000	Unilever NV	664,442

Pharmaceuticals-5.9%
21,000	AstraZeneca PLC-SP ADR	676,620
7,500	Bayer AG	844,097
15,700	Mylan NV (b)	827,233
17,200	Novartis AG-SP ADR (a)	1,341,084
4,700	Perrigo Co. PLC	679,526
26,000	Pfizer, Inc.	792,740
2,500	Roche Holding AG	647,560
23,200	Teva Pharmaceutical Industries, Ltd.-SP ADR (a)	1,426,336
		7,235,196

Real Estate Investment Trusts-7.2%
13,423	American Tower Corp. (a)	1,266,326
29,000	Colony Starwood Homes	624,080
125,663	Fibra Uno Administracion SA de CV	251,773
105,000	Four Corners Property Trust, Inc.	1,774,500
140	Nippon Building Fund, Inc.	724,114
79,000	NorthStar Realty Europe Corp.	745,760
56,250	NorthStar Realty Finance Corp.	667,688
466,666	Prologis Property Mexico SA de CV	679,245
106,184	Scentre Group	331,693
40,000	The Geo Group, Inc.	1,183,200
85,220	Westfield Corp.	606,647
		8,855,026

Real Estate Management & Development-1.0%
54,500	Mitsui Fudosan Co., Ltd.	1,282,977

Road & Rail-1.5%
7,200	Canadian Pacific Railway, Ltd. (a)	862,056
12,300	Kansas City Southern	871,824
112,292	Rumo Logistica Operadora Multimodal SA (b)	53,061
		1,786,941

Semiconductors & Semiconductor Equipment-2.9%
35,000	Applied Materials, Inc.	617,750
12,000	Avago Technologies, Ltd. (a)	1,604,520
23,500	Intel Corp.	728,970
26,000	SK Hynix, Inc.	600,106
		3,551,346

Specialty Retail-2.3%
15,500	Dick’s Sporting Goods, Inc.	605,740
50,449	Stein Mart, Inc. (a)	371,305
4,000	The Home Depot, Inc.	503,040
19,500	TJX Cos., Inc. (a)	1,389,180
		2,869,265

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
January 31, 2016 (Unaudited)

Technology, Hardware, Storage & Peripherals-4.7%
20,000	Apple, Inc. (a)	1,946,800
73,300	EMC Corp. (a)	1,815,641
1,250	Samsung Electronics Co., Ltd.	1,209,315
16,000	Western Digital Corp.	767,680
		5,739,436

Textiles, Apparel & Luxury Goods-0.6%
7,700	Carter’s, Inc. (a)	748,594

Transportation Infrastructure-0.7%
259,000	Adani Ports & Special Economic Zone, Ltd.	811,027

Water Utilities-0.6%
11,800	American Water Works Co., Inc. (a)	765,938

Wireless Telecommunication Services-1.3%
49,000	Vodafone Group PLC-SP ADR (a)	1,577,800
	Total Common Stocks (Cost $127,009,496)	120,943,941

Equity-Linked Structured Notes-1.3%

Multi-Utilities-1.3%
65,500	Veolia Environnement SA-Morgan Stanley BV	1,579,147
	Total Equity-Linked Structured Notes (Cost $1,392,549)	1,579,147
Principal Amount

Convertible Bonds-0.0% (d)

Household Durables -0.0% (d)
$154,733	PDG Realty SA Empreendimentos e Participacoes-Series 8, 0.000%, 9/19/16 (Brazilian Real) (e)(f)	387
	Total Convertible Bonds (Cost $55,510)	387

Total Investments (Cost $128,457,555) (g) -100.3%		122,523,475

Liabilities in Excess of Other Assets-(0.3)%		(404,597)

TOTAL NET ASSETS 100.0%		$122,118,878

Percentages are stated as a percent of net assets.

(a) All or a portion of the security has been designated as collateral for the line of credit.

(b) Non-income producing security.

(c) Restricted under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities have been determined to be liquid under guidelines established by the Board of Trustees. Liquid securities restricted under Rule 144A comprised 0.5% of the Fund’s net assets.

(d) Amount is less than 0.05%.

(e) Represents a zero-coupon bond.

(f) Security fair valued in accordance with procedures approved by the Board of Trustees. These securities comprised 0.0% of the Fund’s net assets.

(g) See Note 2 for the cost of investments for federal tax purposes.

AB-Aktiebolag is the Swedish equivalent of a corporation.

AG-Aktiengesellschaft is a German term that refers to a corporation that is limited by shares, i.e., owned by shareholders.

A/S-Aktieselskab is the Danish term for a stock-based corporation.

BV-Besloten Vennootschap is the Dutch equivalent of a private limited liability company.

NV-Naamloze Vennootschap is the Dutch term for a public limited liability corporation.

NVDR-Non-Voting Depositary Receipts

PCL-Public Company Limited

PLC-Public Limited Company

SA-Generally designates corporations in various countries, mostly those employing the civil law.

SA de CV-Sociedad Anonima de Capital Variable is the Spanish equivalent to Variable Capital Company.

SCA-Societe en Commandite par actions is the French equivalent of a limited partnership.

The accompanying notes are an integral part of these financial statements.

Schedule of Portfolio Investments	Alpine Global Dynamic Dividend Fund
January 31, 2016 (Unaudited)

SE-SE Regulation. A European Company which can operate on a Europe-wide basis and be governed by Community law directly applicable in all Member States.

SP ADR-Sponsored American Depositary Receipt

SpA-Societa’ Per Azioni is an Italian shared company.

The accompanying notes are an integral part of these financial statements.

Alpine Global Dynamic Dividend Fund

Notes to Schedule of Portfolio Investments

January 31, 2016 (Unaudited)

1. Organization:

Alpine Global Dynamic Dividend Fund (the “Fund”) is a diversified, closed-end management investment company. The Fund was organized as a Delaware Statutory Trust on May 11, 2006, and had no operating history prior to July 26, 2006. The Board of Trustees (the “Board”) authorized an unlimited number of shares with no par value. The Fund’s primary investment objective is to seek high current dividend income, more than 50% of which qualifies for the reduced Federal income tax rates created by the Jobs and Growth Tax Relief Reconciliation Act of 2003. The Fund also focuses on long-term growth of capital as a secondary investment objective.

The Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic (“ASC”) 946 Financial Services - Investment Companies.

2. Significant Accounting Policies:

The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. The policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”), which require management to make estimates and assumptions that affect amounts reported herein. Actual results could differ from those estimates. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.

A. Valuation of Securities:

The net asset value (“NAV”) of shares of the Fund is calculated by dividing the value of the Fund’s net assets by the number of outstanding shares. NAV is determined each day the New York Stock Exchange (“NYSE”) is open as of the close of regular trading (normally, 4:00 p.m., Eastern Time). In computing NAV, portfolio securities of the Fund are valued at their current fair values determined on the basis of market quotations or if market quotations are not readily available or determined to be unreliable, through procedures and/or guidelines established by the Board. In computing the Fund’s NAV, equity securities that are traded on a securities exchange in the United States, except for those listed on NASDAQ Global Market, NASDAQ Global Select Market and NASDAQ Capital Market exchanges (collectively, “NASDAQ”) and option securities are valued at the last reported sale price as of the time of valuation. Securities traded on NASDAQ will be valued at the NASDAQ Official Closing Prices (“NOCP”). If, on a particular day, an exchange traded or NASDAQ security does not trade, then the mean between the most recent quoted bid and asked prices will be used. For equity investments traded on more than one exchange, the last reported sale price on the exchange where the stock is primarily traded is used. Equity-linked structured notes are valued by referencing the last reported sale or settlement price of the underlying security on the day of valuation. Foreign exchange adjustments are applied to the last reported price to convert the underlying security’s trading currency to the equity-linked structured note’s settlement currency. Each option security traded on a securities exchange in the United States is valued at the last current reported sales price as of the time of valuation if the last current reported sales price falls within the consolidated bid/ask quote. If the last current reported sale price does not fall within the consolidated bid/ask quote, the security is valued at the mid-point of the consolidated bid/ask quote for the option security. Forward currency contracts are valued based on third-party vendor quotations. Each security traded in the over-the-counter market and quoted on the NASDAQ National Market System is valued at the NOCP, as determined by NASDAQ, or lacking an NOCP, the last current reported sale price as of the time of valuation by NASDAQ, or lacking any current reported sale on NASDAQ at the time of valuation, at the mean between the most recent bid and asked quotations. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued by the counterparty of the option, or if the counterparty’s price is not readily available, then by using the Black-Scholes method. Debt and short-term securities are valued based on an evaluated bid price as furnished by pricing services approved by the Board, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. Each other security traded over-the-counter is valued at the mean between the most recent bid and asked quotations.

Securities that are principally traded in a foreign market are valued at the last current sale price at the time of valuation or lacking any current or reported sale, at the time of valuation, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading in securities on European and Far Eastern securities exchanges and over-the-counter markets is normally completed at various times before the close of business on each day on which the NYSE is open. Trading of these securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

When market quotations are not readily available or when the valuation methods mentioned above are not reflective of a fair value of the security, the security is valued at fair value following procedures and/or guidelines approved by the Board. The Fund may also use fair value pricing, if the value of a security it holds is, pursuant to the Board guidelines, materially affected by events occurring before the Fund’s NAV is calculated but after the close of the primary market or market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities. The Board has approved the use of a third-party pricing vendor’s proprietary fair value pricing model to assist in determining current valuation for foreign equities and OTC derivatives traded in markets that close prior to the NYSE. When fair value pricing is employed, the value of the portfolio security used to calculate the Fund’s NAV may differ from quoted or official closing prices. The Fund may also fair value a security if the Fund or Adviser believes that the market price is stale. Other types of securities that the Fund may hold for which fair value pricing might be required include illiquid securities including restricted securities and private placements for which there is no public market.

For securities valued by the Fund, valuation techniques are used to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The Board of Trustees adopted procedures which utilize fair value procedures when any assets for which reliable market quotations are not readily available or for which the Fund’s pricing service does not provide a valuation or provides a valuation that in the judgment of the Adviser does not represent fair value. The Board of Trustees has established a Valuation Committee which is responsible for (1) monitoring the valuation of Fund securities and other investments; and (2) as required, when the Board of Trustees is not in session, reviewing and approving the fair value of illiquid and other holdings after consideration of all relevant factors, which determinations are reported to the Board of Trustees.

Fair Value Measurement:

In accordance with FASB ASC, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market the most advantageous market for the investment or liability. ASC 820 uses a three-tier hierarchy to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability that are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entities’ own assumptions about the assumptions market participants would use in pricing the asset or liability that are developed based on the best information available.

Level 1 -	Unadjusted quoted prices in active markets for identical investments.

Level 2 -	Other significant observable inputs (including quoted prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, etc.).

Level 3 -	Significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Various inputs are used in determining the value of the Fund’s investments as of the reporting period end. The designated input levels are not necessarily an indication of the risk or liquidity associated with these investments. These inputs are categorized in the following hierarchy under ASC 820.

The following is a summary of the inputs used to value the Fund’s assets and liabilities carried at fair value as of January 31, 2016:

	Valuation Inputs
Investments in Securities at Value*	Level 1	Level 2	Level 3	Total Value
Common Stocks
Consumer Discretionary	$14,702,182	$3,830,119	$—	$18,532,301
Consumer Staples	7,346,594	2,774,768	—	10,121,362
Energy	6,448,421	—	—	6,448,421
Financials	17,803,294	8,898,976	—	26,702,270
Health Care	14,791,893	2,735,347	—	17,527,240
Industrials	5,530,871	8,033,626	—	13,564,497
Information Technology	12,317,688	3,942,254	—	16,259,942
Materials	—	2,916,654	—	2,916,654
Telecommunication Services	3,181,360	—	—	3,181,360
Utilities	5,689,894	—	—	5,689,894
Equity-Linked Structured Notes	—	1,579,147	—	1,579,147
Convertible Bond	—	387	—	387
Total	$87,812,197	$34,711,278	$—	$122,523,475

	Valuation Inputs
Other Financial Instruments	Level 1	Level 2	Level 3	Total Value
Assets
Forward Currency Contracts	$—	$344,974	$—	$344,974
Total	$—	$344,974	$—	$344,974

* For detailed industry descriptions, see accompanying Schedule of Portfolio Investments.

As of the period ended January 31, 2016, certain securities were transferred from one level (as of October 31, 2015) to another. Based on beginning of period market values as of November 1, 2015, approximately $28,712,652 was transferred from Level 1 to Level 2 as a result of a decrease in the number of observable inputs that were readily available to the independent pricing service. As of the period ended January 31, 2016, the Fund had no transfers between Levels 2 and 3.

B. Federal and Other Income Taxes:

It is the Fund’s policy to comply with the Federal income and excise tax requirements of the Internal Revenue Code of 1986 (the “Code”), as amended, applicable to regulated investment companies and to timely distribute all of its investment company taxable income and net realized capital gains to shareholders in accordance with the timing requirements imposed by the Code. Therefore, no Federal income tax provision is required. Capital gains realized on some foreign securities are subject to foreign taxes. Dividends and interest from non-U.S. sources received by the Fund are generally subject to non-U.S. withholding taxes at rates ranging up to 30%. Such capital gains and withholding taxes, which are accrued as applicable, may be reduced or eliminated under the terms of applicable U.S. income tax treaties, and the Fund intend to undertake procedural steps to claim the benefits of such treaties. Where available, the Fund will file refund claims for foreign taxes withheld.

As of January 31, 2016, net unrealized appreciation/(depreciation) of investments, excluding foreign currency, based on Federal tax costs was as follows:*

Cost of investments	Gross unrealized appreciation	Gross unrealized depreciation	Net unrealized depreciation
$128,457,555	$10,682,113	$(16,616,193)	$(5,934,080)

* Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s Federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

C. Distributions to Shareholders:

The Fund intends to make a level distribution each month to its shareholders of the net investment income of the Fund after payment of Fund operating expenses. The level distribution rate may be modified or eliminated by the Board from time to time. If a monthly distribution exceeds the Fund’s monthly estimated investment company taxable income (which may include net short-term capital gain) and net tax-exempt income, the excess could result in a tax-free return of capital distribution from the Fund’s assets. The determination of a tax-free return of capital is made on an annual basis as further described below. The Fund’s final distribution for each calendar year will include any remaining investment company taxable income and net tax-exempt income undistributed during the year, as well as all net capital gains, if any, realized during the year. If the total distributions made in any fiscal year exceed annual investment company taxable income, net tax-exempt income and net capital gain, such excess distributed amount would be treated as ordinary dividend income to the extent of the Fund’s current and accumulated earnings and profits. Distributions in excess of the accumulated investment company taxable income, net tax-exempt income and net capital gain would first be a tax-free return of capital to the extent of the adjusted tax basis in the shares. After such adjusted tax basis is reduced to zero, the distribution would constitute capital gain (assuming the shares are held as capital assets). Distributions to shareholders are recorded by the Fund on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.

D. Foreign Currency Translation Transactions:

The Fund may invest a portion of its assets in foreign securities. In the event that the Fund executes a foreign security transaction, the Fund will generally enter into a forward foreign currency contract to settle the foreign security transaction. The books and records of the Fund are maintained in U.S. dollars. Non-U.S. dollar-denominated amounts are translated into U.S. dollars as follows, with the resultant translations gains and losses recorded in the Statement of Operations:

i) fair value of investment securities and other assets and liabilities at the exchange rate on the valuation date.

ii) purchases and sales of investment securities, income and expenses at the exchange rate prevailing on the respective date of such transactions.

E. Risks Associated with Foreign Securities and Currencies:

Investments in securities of foreign issuers carry certain risks not ordinarily associated with investments in securities of domestic issuers. Such risks include future political and economic developments and the possible imposition of exchange controls or other foreign governmental laws and restrictions. In addition, with respect to certain countries, there is a possibility of expropriation of assets, confiscatory taxation, political or social instability or diplomatic developments, which could adversely affect investments in those countries. Generally, when the U.S. dollar rises in value against a foreign currency, the Fund’s investments denominated in that currency will lose value because that currency is worth fewer U.S. dollars; the opposite effect occurs if the U.S. dollar falls in relative value.

Certain countries may also impose substantial restrictions on investments in their capital markets by foreign entities, including restrictions on investments in issuers or industries deemed sensitive to relevant national interests. These factors may limit the investment opportunities available to the Fund or result in a lack of liquidity and high price volatility with respect to securities of issuers from developing countries.

F. Equity-Linked Structured Notes:

The Fund may invest in equity-linked structured notes. Equity-linked structured notes are securities which are specially designed to combine the characteristics of one or more underlying securities and their equity derivatives in a single note form. The return and/or yield or income component may be based on the performance of the underlying equity securities, and equity index, and/or option positions. Equity-linked structured notes are typically offered in limited transactions by financial institutions in either registered or non-registered form. An investment in equity-linked structured notes creates exposure to the credit risk of the issuing financial institution, as well as to the market risk of the underlying securities. There is no guaranteed return of principal with these securities and the appreciation potential of these securities may be limited by a maximum payment or call right. In certain cases, equity-linked structured notes may be more volatile and less liquid than complex securities or other types of fixed-income securities. Such securities may exhibit price behavior that does not correlate with other fixed-income securities.

G. Forward Currency Contracts:

The Fund is subject to foreign currency exchange rate risk in the normal course of pursuing its investment objective. The Fund may use forward currency contracts to gain exposure to or economically hedge against changes in the value of foreign currencies. A forward currency contract (“forward”) is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of the forward contract fluctuates with changes in forward currency exchange rates. The forward contract is marked-to-market daily and the change in market value is recorded by the Fund as unrealized appreciation or depreciation. When the forward contract is closed, a Fund records a realized gain or loss equal to the fluctuation in value during the period the forward contract was open. A Fund could be exposed to risk if a counterparty is unable to meet the terms of a forward or if the value of the currency changes unfavorably. The Fund’s forward contracts are not subject to a master netting agreement or similar agreement.

The following forward currency contracts were held as of January 31, 2016:

Description	Counterparty	Settlement Date	Currency		Settlement Value	Current Value	Unrealized Appreciation
Contracts Sold:
Euro	State Street Bank and Trust Company	06/09/16	5,500,000	EUR	$6,018,678	$5,980,699	$37,979
British Pound	State Street Bank and Trust Company	06/09/16	4,100,000	GBP	6,151,394	5,844,399	306,995
						$11,825,098	$344,974

Item 2 - Controls and Procedures.

(a)	The Registrant’s principal executive officer and principal financial officer have evaluated the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of this filing and have concluded that the Registrant’s disclosure controls and procedures were effective, as of that date.

(b)	There was no change in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3 – Exhibits.

Separate certifications for the Registrant’s principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Ex99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

ALPINE GLOBAL DYNAMIC DIVIDEND FUND

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 23, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Samuel A. Lieber
Samuel A. Lieber
President (Principal Executive Officer)

Date:	March 23, 2016

By:	/s/ Ronald G. Palmer, Jr.
Ronald G. Palmer, Jr.
Chief Financial Officer (Principal Financial Officer)

Date:	March 23, 2016